SCHEDULE OF INVESTMENTS

Ivy Securian Core Bond Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.550%, 1-15-30 (A)	$5,145	$5,208
Air Canada Pass-Through Certificates, Series 2015-1, Class C,
5.000%, 3-15-20 (A)	6,430	6,452
America West Airlines, Inc., Pass-Through Certificates, Series 2000-1,
8.057%, 7-2-20	567	584
American Airlines Class B Pass-Through Certificates, Series 2016-3,
3.750%, 10-15-25	4,289	4,335
American Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B,
5.625%, 1-15-21 (A)	3,399	3,462
American Airlines, Inc. Pass-Through Certificates, Series 2013-2, Class B,
5.600%, 7-15-20 (A)	1,450	1,473
American Airlines, Inc. Pass-Through Certificates, Series 2014-1, Class B,
3.700%, 5-1-23	1,196	1,204
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class B,
4.950%, 2-15-25	911	961
Bank of the West Auto Trust, Series 2017-1, Class D,
3.210%, 4-15-25 (A)	4,500	4,514
British Airways Pass-Through Trust, Ser 2019-1A,
3.350%, 6-15-29 (A)	3,275	3,372
California Republic Auto Receivables Trust, Series 2016-1, Class B,
3.430%, 2-15-22	4,975	5,007

CarMax Auto Owner Trust, Series 2018-1, Class C,
2.950%, 11-15-23	3,700	3,736
CCG Receivables Trust, Series 2017-1, Class B,
2.750%, 11-14-23 (A)	3,250	3,253
Chesapeake Funding II LLC, Series 2017-2A, Class D,
3.710%, 5-15-29 (A)	2,050	2,076
Chesapeake Funding II LLC, Series 2017-3, Class D,
3.380%, 8-15-29 (A)	2,500	2,514
Chesapeake Funding II LLC, Series 2017-4A, Class D,
3.260%, 11-15-29 (A)	3,375	3,392
Chesapeake Funding II LLC, Series 2018-1, Class C,
3.570%, 4-15-30 (A)	3,100	3,158
CommonBond Student Loan Trust, Series 2017-BGS, Class C:
4.440%, 9-25-42 (A)	306	304
2.540%, 1-25-47 (A)	9,575	9,480
Continental Airlines, Inc. Pass-Through Certificates, Series 2000-1, Class A-1,
8.048%, 11-1-20	187	190
Continental Airlines, Inc. Pass-Through Certificates, Series 2012-1, Class B,
6.250%, 4-11-20	868	875
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	7,894	8,811
6.943%, 1-10-30	3,340	3,909
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5-7-20	671	676
Delta Air Lines, Inc. Pass-Through Certificates, Series 2015-1, Class B,
4.250%, 7-30-23	1,777	1,850

Earnest Student Loan Program LLC, Series 2016-B, Class A2,
3.020%, 5-25-34 (A)	845	844
Earnest Student Loan Program LLC, Series 2017-A, Class B,
3.590%, 1-25-41 (A)	908	917
Exeter Automobile Receivables Trust, Series 2016-2, Class D,
8.250%, 4-17-23 (A)	8,200	8,548
Flagship Credit Auto Trust, Series 2016-1, Class D,
8.590%, 5-15-23 (A)	4,200	4,383
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B,
3.710%, 1-18-22 (A)	3,202	3,212
GM Financial Securitized Term Auto Receivables Trust, Series 2018-1, Class C,
2.770%, 7-17-23	1,400	1,405
Hawaiian Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B,
4.950%, 1-15-22	4,333	4,412
Hyundai Auto Receivables Trust, Series 2016-B, Class D,
2.680%, 9-15-23	2,520	2,533
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps),
3.020%, 6-17-37 (A)(B)	4,000	3,996
One Market Plaza Trust, Series 2017-1MKT, Class A,
3.614%, 2-10-32 (A)	4,000	4,093
Prestige Auto Receivables Trust, Series 2016-1A, Class E,
7.690%, 3-15-23 (A)	2,000	2,026

Progress Residential Trust, Series 2017-SFR1, Class D,
3.565%, 8-17-34 (A)	2,750	2,766
Progress Residential Trust, Series 2018-SFR1,
3.684%, 3-17-35 (A)	4,500	4,515
SoFi Professional Loan Program LLC, Series 2015-A, Class A-2,
2.420%, 3-25-30 (A)	319	319
SoFi Professional Loan Program LLC, Series 2017-F, Class A-2FX,
2.840%, 1-25-41 (A)	5,500	5,541
SoFi Professional Loan Program LLC, Series 2018-A, Class A-2B,
2.950%, 2-25-42 (A)	3,500	3,531
U.S. Airways, Inc. Pass-Through Certificates, Series 2012-2, Class B,
6.750%, 6-3-21	2,887	3,030
U.S. Airways, Inc., Series 2013-1, Class B,
5.375%, 11-15-21	1,326	1,379
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4-11-22	2,276	2,349
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9-3-22	3,331	3,433
United Airlines Pass-Through Certificates, Series 2016-1, Class B,
3.650%, 1-7-26	3,922	3,982
United Airlines Pass-Through Certificates, Series 2019-2, Class B,
3.500%, 5-1-28	3,215	3,246
Volvo Financial Equipment Trust, Series 2018-1, Class C,
3.060%, 12-15-25 (A)	2,600	2,618
Westlake Automobile Receivables Trust, Series 2017-1, Class E,
5.050%, 8-15-24 (A)	1,775	1,802

Westlake Automobile Receivables Trust, Series 2017-2, Class E,
4.630%, 7-15-24 (A)	2,150	2,192
Westlake Automobile Receivables Trust, Series 2018-1, Class C,
2.920%, 5-15-23 (A)	5,500	5,515

TOTAL ASSET-BACKED SECURITIES – 14.8%		$163,383
(Cost: $161,968)

CORPORATE DEBT SECURITIES

Communication Services

Broadcasting – 0.7%
NBCUniversal Media LLC,
4.375%, 4-1-21	7,500	7,734

Cable & Satellite – 0.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
3.579%, 7-23-20	5,791	5,828

Integrated Telecommunication Services – 1.2%
AT&T, Inc.,
4.850%, 7-15-45	8,030	9,145
Verizon Communications, Inc. (3-Month U.S. LIBOR plus 110 bps),
3.010%, 5-15-25(B)	3,925	4,015
		13,160

Total Communication Services - 2.4%		26,722

Consumer Discretionary

Auto Parts & Equipment – 0.2%
Lear Corp.,
5.250%, 1-15-25	2,245	2,308

Leisure Products – 0.6%
Hasbro, Inc.,
3.900%, 11-19-29(C)	7,000	7,042

Total Consumer Discretionary - 0.8%		9,350

Consumer Staples

Distillers & Vintners – 0.2%
Bacardi Ltd.,
5.300%, 5-15-48(A)	2,325	2,693

Drug Retail – 0.2%
CVS Health Corp. (3-Month U.S. LIBOR plus 63 bps),
2.515%, 3-9-20(B)	2,110	2,112

Tobacco – 0.6%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
5.800%, 2-14-39	1,905	2,236
5.950%, 2-14-49	3,730	4,510
		6,746
Total Consumer Staples - 1.0%		11,551

Energy

Oil & Gas Exploration & Production – 1.1%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps),
4.684%, 6-1-67(B)	5,750	5,437
Occidental Petroleum Corp. (3-Month U.S. LIBOR plus 125 bps),
3.155%, 8-13-21(B)	6,700	6,736
		12,173

Oil & Gas Refining & Marketing – 0.5%
Marathon Petroleum Corp.,
5.850%, 12-15-45	5,097	5,838

Oil & Gas Storage & Transportation – 3.6%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.800%, 5-3-29	6,220	6,644
Cheniere Corpus Christi Holdings LLC,
5.875%, 3-31-25	4,630	5,206
Cheniere Energy Partners L.P.,
5.250%, 10-1-25	3,000	3,126
EQT Midstream Partners L.P.,
6.500%, 7-15-48	2,225	2,082
MPLX L.P.,
5.500%, 2-15-49	4,125	4,673
MPLX L.P. (3-Month U.S. LIBOR plus 110 bps),
3.227%, 9-9-22(B)	2,520	2,530
Sabine Pass Liquefaction LLC,
5.625%, 3-1-25	2,950	3,320
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2-15-40	1,265	1,515
Tennessee Gas Pipeline Co.,
8.375%, 6-15-32(D)	3,200	4,457
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.375%, 5-1-24(A)	2,260	2,363
5.250%, 1-15-25(A)	3,851	4,041
		39,957
Total Energy - 5.2%		57,968

Financials

Asset Management & Custody Banks – 0.8%
AXA Equitable Holdings, Inc.,
5.000%, 4-20-48	5,160	5,538
Pine Street Trust I,
4.572%, 2-15-29	3,000	3,227
		8,765

Consumer Finance – 3.0%
Discover Bank:
3.100%, 6-4-20	1,220	1,224
3.450%, 7-27-26	3,975	4,125
Ford Motor Credit Co. LLC:
2.459%, 3-27-20	2,138	2,139
5.750%, 2-1-21	5,361	5,533
5.875%, 8-2-21	2,560	2,679
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
4.200%, 11-6-21	5,825	6,038

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 85 bps),
2.862%, 4-9-21(B)	4,100	4,108
Hyundai Capital America:
3.250%, 9-20-22(A)	3,662	3,731
2.850%, 11-1-22(A)	4,500	4,548

		34,125

Diversified Banks – 5.7%
Bank of America Corp.,
3.974%, 2-7-30	9,400	10,326
Citibank N.A. (3-Month U.S. LIBOR plus 60 bps),
2.499%, 5-20-22(B)	10,000	10,037
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps),
2.911%, 3-29-23(B)	10,400	10,521
Comerica, Inc.,
4.000%, 7-27-25	2,150	2,303
Compass Bank:
3.500%, 6-11-21	2,000	2,034
3.875%, 4-10-25	6,750	7,085
HSBC Holdings plc,
3.262%, 3-13-23	3,600	3,681
Truist Financial Corp.,
4.800%, 3-1-68	5,000	5,163
U.S. Bancorp:
3.000%, 7-30-29	2,700	2,787
5.300%, 12-29-49	1,675	1,849
Wells Fargo & Co.,
3.000%, 10-23-26	1,500	1,536
Wells Fargo N.A. (3-Month U.S. LIBOR plus 62 bps),
2.539%, 5-27-22(B)	5,100	5,122
ZB N.A.,
3.500%, 8-27-21	1,700	1,739

		64,183

Investment Banking & Brokerage – 1.1%
Charles Schwab Corp. (The),
4.625%, 12-29-49	4,200	4,336
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 78 bps),
2.707%, 10-31-22(B)	5,780	5,820
Morgan Stanley:
5.500%, 7-28-21	990	1,043
3.125%, 7-27-26	1,400	1,444

		12,643

Life & Health Insurance – 1.1%
Teachers Insurance & Annuity Association of America,
4.270%, 5-15-47(A)	5,000	5,669
Unum Group:
4.000%, 6-15-29	2,260	2,370
5.750%, 8-15-42	3,750	4,235

		12,274

Other Diversified Financial Services – 1.8%
Citigroup, Inc.,
4.400%, 6-10-25	5,000	5,430
Jefferies Group LLC and Jefferies Group Capital Finance, Inc.,
4.150%, 1-23-30	2,915	3,087
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps),
5.419%, 1-1-68(B)	6,975	7,027
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.406%, 4-29-49(B)	4,297	4,336

		19,880

Regional Banks – 1.6%
Regions Financial Corp.,
3.800%, 8-14-23	2,275	2,407
SunTrust Banks, Inc. (3-Month U.S. LIBOR plus 59 bps),
2.494%, 5-17-22(B)	8,125	8,164
Synovus Financial Corp.:
3.125%, 11-1-22	5,680	5,740
5.750%, 12-15-25	2,000	2,030

		18,341

Reinsurance – 0.3%
Reinsurance Group of America, Inc.,
3.900%, 5-15-29	2,725	2,904

Specialized Finance – 0.2%
Ashtead Capital, Inc.,
4.000%, 5-1-28(A)	1,800	1,818

Total Financials - 15.6%		174,933

Health Care

Health Care Distributors – 0.2%
McKesson Corp.,
3.650%, 11-30-20	2,500	2,535

Health Care Equipment – 0.7%
Boston Scientific Corp.,
4.700%, 3-1-49	6,275	7,612

Health Care Facilities – 0.2%
NYU Hospitals Center,
4.428%, 7-1-42	2,315	2,602

Health Care Supplies – 0.2%
Bio-Rad Laboratories, Inc.,
4.875%, 12-15-20	1,750	1,793

Managed Health Care – 0.3%
Centene Escrow Corp.,
4.250%, 12-15-27(A)	3,700	3,806

Total Health Care - 1.6%		18,348

Industrials

Airlines – 0.4%
British Airways plc,
5.625%, 6-20-20(A)	120	121
Delta Air Lines, Inc.,
8.021%, 8-10-22 (A)	1,578	1,726
U.S. Airways Group, Inc., Class A,
6.250%, 4-22-23	2,019	2,189

		4,036

Marine – 0.2%
A.P. Moller - Maersk A/S,
4.500%, 6-20-29(A)	2,175	2,317

Railroads – 0.9%
CSX Corp.:
4.300%, 3-1-48	1,400	1,587
4.750%, 11-15-48	950	1,149
4.250%, 11-1-66	4,175	4,448
Westinghouse Air Brake Technologies Corp. (3-Month U.S. LIBOR plus 105 bps),
3.194%, 9-15-21(B)	2,700	2,700

		9,884

Total Industrials - 1.5%		16,237

Information Technology

Application Software – 0.4%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10-1-20	5,000	5,063

IT Consulting & Other Services – 0.4%
International Business Machines Corp.,
2.800%, 5-13-21	4,280	4,337

Technology Hardware, Storage & Peripherals – 0.8%
Dell International LLC and EMC Corp.:
4.900%, 10-1-26(A)	5,100	5,610
5.300%, 10-1-29(A)	2,950	3,322

		8,932

Total Information Technology - 1.6%		18,332

Materials

Specialty Chemicals – 0.3%
Albemarle Corp. (3-Month U.S. LIBOR plus 105 bps),
2.932%, 11-15-22(A)(B)	3,465	3,471

Total Materials - 0.3%		3,471

Real Estate

Specialized REITs – 0.3%
American Tower Corp.,
3.070%, 3-15-23(A)	3,100	3,139

Total Real Estate - 0.3%		3,139

Utilities

Electric Utilities – 4.8%
Cleco Corporate Holdings LLC,
3.743%, 5-1-26(C)	2,200	2,271
Entergy Mississippi, Inc.,
3.250%, 12-1-27	2,750	2,867
Entergy Texas, Inc.,
3.450%, 12-1-27	3,600	3,722
Eversource Energy,
3.800%, 12-1-23	3,550	3,737
FirstEnergy Transmission LLC,
5.450%, 7-15-44(A)	3,871	4,871
Indianapolis Power & Light Co.,
4.700%, 9-1-45(A)	3,150	3,633
IPALCO Enterprises, Inc.:
3.450%, 7-15-20	2,300	2,310
3.700%, 9-1-24	2,650	2,739
MidAmerican Energy Co.,
4.250%, 7-15-49	3,500	4,188
Mississippi Power Co. (3-Month U.S. LIBOR plus 65 bps),
2.597%, 3-27-20(B)	1,924	1,925
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps),
4.626%, 3-30-67(B)	4,972	4,747
Southern Power Co., Series F,
4.950%, 12-15-46	6,190	6,858
Vistra Operations Co. LLC,
3.550%, 7-15-24(A)	2,500	2,530
Xcel Energy, Inc.,
3.500%, 12-1-49	6,850	6,940

		53,338

Gas Utilities – 0.9%
AGL Capital Corp.,
3.875%, 11-15-25	7,050	7,587
El Paso Natural Gas Co. LLC,
8.375%, 6-15-32(C)	2,000	2,788

		10,375

Multi-Utilities – 0.8%
Dominion Energy, Inc.,
2.000%, 8-15-21(C)	9,000	9,066

Total Utilities - 6.5%		72,779

TOTAL CORPORATE DEBT SECURITIES – 36.8%		$412,830
(Cost: $396,670)

MORTGAGE-BACKED SECURITIES

Commercial Mortgage-Backed Securities - 5.6%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index),
4.185%, 8-15-46(A)(B)	4,130	4,637
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps),
2.570%, 12-15-36(A)(B)	10,000	9,950
Credit Suisse Mortgage Capital Trust, Series 2014-USA, Class A-1,
3.304%, 9-15-37(A)	1,500	1,526
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A12 (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 6-25-47(A)(B)	4,775	4,863
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index),
3.440%, 11-5-34(A)(B)	1,000	999
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6-11-39(A)	6	3
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps),
2.987%, 3-17-37(A)(B)	4,500	4,489
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps),
2.737%, 7-17-37(A)(B)	4,731	4,732
Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps),
3.387%, 7-17-37(A)(B)	5,000	5,017
JPMorgan Chase Comm Mortgage Securities Corp., Comm Mortgage Pass-Through Certs, Series 2016-JP4, Class A-4 (10-Year U.S. Treasury index plus 110 bps),
3.648%, 12-15-49(B)	575	614

JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, Class A-5,
3.723%, 3-15-50	1,500	1,608
Mellon Residential Funding Corp., Series 1998-2, Class B-1,
6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS,
3.724%, 6-15-50	8,000	8,381
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5,
3.580%, 12-15-50	7,000	7,471
UBS Commercial Mortgage Trust, Series 2017-C7, Class AS (Mortgage spread to 10-year U.S. Treasury index),
4.061%, 12-15-50(B)	2,300	2,460
Vornado DP LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO, Class C,
5.280%, 9-13-28(A)	1,200	1,207
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS,
2.814%, 8-15-49	4,600	4,573

		62,531

Other - 0.8%
Agate Bay Mortgage Loan Trust, Series 2015-5, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.609%, 7-25-45(A)(B)	2,845	2,851
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps),
3.537%, 10-25-43(A)(B)	4,010	3,977
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10 (1-Month U.S. LIBOR plus 325 bps),
5.042%, 10-15-49(A)(B)	1,000	1,042
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7 (1-Month U.S. LIBOR plus 170 bps),
3.492%, 10-15-49(A)(B)	1,248	1,253

		9,123

Other Mortgage-Backed Securities - 8.6%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
3.605%, 9-25-45(A)(B)	6,308	6,452
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.776%, 12-25-45(A)(B)	6,231	6,255
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2,
8.000%, 11-25-29	50	31

Bellemeade Re Ltd., Series 2017-1, Class M1 (1-Month U.S. LIBOR plus 150 bps),
3.492%, 10-25-27(A)(B)	1,113	1,115
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps),
3.392%, 4-25-28(A)(B)	3,842	3,847
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	49	49
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps),
3.000%, 9-25-64(A)(B)	3,215	3,233
COLT Funding LLC Mortgage Loan Trust, Series 2019-3, Class A1 (Mortgage spread to 2-year U.S. Treasury index),
2.764%, 8-25-49(A)(B)	5,952	5,944
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps),
2.637%, 7-17-37(A)(B)	5,782	5,781
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps),
3.137%, 1-17-38(A)(B)	9,600	9,600
JPMorgan Mortgage Trust, Series 2004-A3, Class 4-A-2 (Mortgage spread to 10-year U.S. Treasury index),
4.909%, 7-25-34(B)	17	17
JPMorgan Mortgage Trust, Series 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.637%, 5-25-43(A)(B)	2,464	2,488
JPMorgan Mortgage Trust, Series 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index),
3.637%, 5-25-43(A)(B)	1,536	1,553
JPMorgan Mortgage Trust, Series 2016-3, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.366%, 10-25-46(A)(B)	2,739	2,736
JPMorgan Mortgage Trust, Series 2017-4, Class A-13 (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 11-25-48(A)(B)	6,727	6,880
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4,
3.720%, 12-15-49	320	343
Morgan Stanley Capital I Trust, Series 2012-STAR, Class B,
3.451%, 8-5-34(A)	930	946
Pearl Street Mortgage Co. Trust, Series 2018-1, Class A-3 (Mortgage spread to 2-year U.S. Treasury index),
3.500%, 2-25-48(A)(B)	7,554	7,667

Progress Residential Trust, Series 2018-SFR3, Class C,
4.178%, 10-17-35(A)	5,000	5,071
Prudential Home Mortgage Securities, Series 1994A, Class 5B (Mortgage spread to 2-year U.S. Treasury index),
6.730%, 4-28-24(A)(B)	—*	—*
Prudential Home Mortgage Securities, Series 1994E, Class 5B (Mortgage spread to 2-year U.S. Treasury index),
7.667%, 9-28-24(A)(B)	—*	—*
Salomon Brothers Mortgage Securities VII, Inc., Series 1997-HUD, Class B-2 (Mortgage spread to 3-year U.S. Treasury index),
4.276%, 12-25-30(B)	742	128
Sequoia Mortgage Trust, Series 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index),
3.898%, 11-25-42(B)	3,771	3,863
Sequoia Mortgage Trust, Series 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.707%, 7-25-45(A)(B)	3,733	3,815
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.804%, 8-25-45(A)(B)	4,714	4,785
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class B,
0.712%, 5-2-30	4	—*
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class C,
0.712%, 5-2-30	2	—*
Towd Point Mortgage Trust, Series 2015-2, Class 2-M2 (Mortgage spread to 7-year U.S. Treasury index),
4.491%, 11-25-57(A)(B)	7,050	7,424
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index),
3.777%, 8-20-45(A)(B)	6,380	6,587

		96,610

TOTAL MORTGAGE-BACKED SECURITIES – 15.0%		$168,264
(Cost: $167,708)

MUNICIPAL BONDS - TAXABLE

Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A,
6.655%, 4-1-57	2,995	4,131

New York – 0.6%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10-1-51	2,690	3,491

Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10-1-62	3,000	3,684

		7,175

Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9-1-40	1,205	1,548

TOTAL MUNICIPAL BONDS - TAXABLE – 1.1%		$12,854
(Cost: $10,411)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 14.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
5.300%, 1-15-33	44	49
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps),
6.508%, 5-25-28(B)	3,700	3,988
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps),
5.508%, 3-25-29(B)	4,000	4,254
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.242%, 4-25-30(B)	1,250	1,370
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps),
6.258%, 10-25-24(B)	2,029	2,176
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps),
6.858%, 11-25-28(B)	3,110	3,399
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 555 bps),
7.258%, 7-25-28(B)	6,400	7,058
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps),
2.658%, 10-25-29(B)	5,700	5,505
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index),
4.000%, 8-25-56(A)(B)	1,466	1,481
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
4.000%, 7-25-56(B)	5,830	5,923

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.500%, 5-25-45	3,319	3,378
3.000%, 10-25-46	1,164	1,176
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps),
4.792%, 10-25-29(B)	3,000	3,134
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps),
5.442%, 9-25-29(B)	2,350	2,475
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps),
6.092%, 2-25-25(B)	1,783	1,898
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps),
6.192%, 1-25-24(B)	3,802	4,132
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.242%, 1-25-29(B)	6,083	6,425
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps),
7.292%, 9-25-29(B)	2,650	3,096

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.000%, 9-1-22	194	199
5.000%, 7-1-23	42	44
6.000%, 8-1-23	39	41
5.500%, 2-1-24	19	21
4.500%, 4-1-25	70	74
3.500%, 11-1-25	160	166
3.500%, 6-1-26	272	282
2.500%, 11-1-27	581	587
6.000%, 8-1-29	21	24
7.500%, 5-1-31	12	13
7.000%, 9-1-31	4	4
7.000%, 11-1-31	58	66
6.500%, 12-1-31	6	6
6.500%, 2-1-32	56	65
7.000%, 2-1-32	44	51
7.000%, 3-1-32	62	73
6.500%, 4-1-32	10	11
6.500%, 5-1-32	17	18
6.500%, 7-1-32	7	8
6.500%, 8-1-32	10	12
6.000%, 9-1-32	11	12
6.500%, 9-1-32	23	26
6.000%, 10-1-32	206	235
6.500%, 10-1-32	22	25
6.000%, 11-1-32	153	175
3.500%, 12-1-32	1,066	1,114
6.000%, 3-1-33	229	259
5.500%, 4-1-33	187	209
6.000%, 4-1-33	5	6
5.500%, 5-1-33	16	18
6.000%, 6-1-33	32	35
6.500%, 8-1-33	9	10
6.000%, 10-1-33	36	39
6.000%, 12-1-33	51	59
5.500%, 1-1-34	41	46
5.500%, 1-1-34	39	43
6.000%, 1-1-34	24	27
5.000%, 3-1-34	11	12
5.500%, 3-1-34	18	20
5.500%, 4-1-34	13	15
5.000%, 5-1-34	8	9
6.000%, 8-1-34	38	43
5.500%, 9-1-34	146	161
6.000%, 9-1-34	42	48
6.500%, 9-1-34	83	93
5.500%, 11-1-34	118	129
6.000%, 11-1-34	70	77
6.500%, 11-1-34	4	5
5.000%, 12-1-34	222	245
5.500%, 1-1-35	133	149
5.500%, 1-1-35	21	23
5.500%, 2-1-35	341	383
5.500%, 2-1-35	34	39
6.500%, 3-1-35	92	105
5.500%, 4-1-35	96	108
4.500%, 5-1-35	137	149
5.500%, 6-1-35	4	4
4.500%, 7-1-35	115	123
5.000%, 7-1-35	246	272
5.000%, 7-1-35	51	56
5.500%, 7-1-35	41	46
5.500%, 8-1-35	5	5
5.500%, 10-1-35	174	196
5.500%, 11-1-35	85	95
5.000%, 2-1-36	22	24
5.500%, 2-1-36	28	30
6.500%, 2-1-36	24	27
5.500%, 9-1-36	120	135
5.500%, 11-1-36	48	53
6.000%, 11-1-36	30	34
6.000%, 1-1-37	24	28
6.000%, 5-1-37	59	68
5.500%, 6-1-37	33	37
6.000%, 8-1-37	39	45
7.000%, 10-1-37	15	16
5.000%, 4-1-38	115	128

6.000%, 10-1-38	91	104
4.000%, 1-1-39	4,000	4,159
4.500%, 6-1-39	81	88
5.000%, 12-1-39	223	251
5.500%, 12-1-39	123	138
5.000%, 3-1-40	494	546
4.500%, 10-1-40	393	420
4.000%, 12-1-40	615	659
3.500%, 4-1-41	1,120	1,180
4.000%, 4-1-41	812	871
4.500%, 4-1-41	1,202	1,323
5.000%, 4-1-41	126	140
4.500%, 7-1-41	616	669
4.000%, 8-1-41	504	541
4.000%, 9-1-41	721	773
4.000%, 10-1-41	830	890
3.500%, 11-1-41	2,129	2,265
3.500%, 1-1-42	10,801	11,122
3.500%, 4-1-42	3,994	4,208
3.500%, 8-1-42	1,242	1,314
3.000%, 9-1-42	1,386	1,427
3.000%, 1-1-43	5,000	5,068
3.500%, 1-1-43	691	728
3.500%, 2-1-43	928	994
3.000%, 5-1-43	1,891	1,947
4.000%, 1-1-44	781	851
4.000%, 4-1-44	1,907	2,024
3.500%, 5-1-45	1,547	1,614
3.500%, 6-1-45	1,065	1,122
3.500%, 7-1-45	1,132	1,171
3.500%, 8-1-45	1,839	1,921
3.500%, 9-1-45	991	1,024
3.000%, 1-1-46	2,757	2,824
4.000%, 2-1-47	663	698
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7-16-40(E)	12	—*
0.004%, 6-17-45(E)	183	—*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	26	27
4.000%, 8-20-31	457	477
5.000%, 7-15-33	83	92
5.000%, 7-15-34	62	68
5.500%, 12-15-34	89	100
5.000%, 1-15-35	100	111
3.250%, 11-20-35	508	525
5.000%, 12-15-35	163	181
4.000%, 6-20-36	696	727
5.500%, 7-15-38	84	94
5.500%, 10-15-38	118	132
5.500%, 2-15-39	17	19
5.000%, 12-15-39	89	99
5.000%, 1-15-40	556	613
4.500%, 6-15-40	264	290
5.000%, 7-15-40	120	133
4.000%, 12-20-40	356	384
4.000%, 1-15-41	400	426
4.000%, 10-15-41	229	244
3.500%, 10-20-43	1,033	1,086
4.000%, 12-20-44	345	366
3.500%, 2-20-45	1,599	1,667
3.000%, 3-15-45	2,299	2,367
3.500%, 4-20-46	605	627
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1995-1, Class 2,
7.793%, 2-15-25	7	7

U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust, Series 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index),
6.359%, 2-15-25(B)	31	34
Uniform Mortgage Back Security:
5.000%, 4-1-23	69	73
3.500%, 8-1-26	269	279
2.500%, 3-1-28	330	335
2.500%, 4-1-28	303	307
5.000%, 5-1-29	25	27
3.500%, 5-1-32	802	839
6.500%, 9-1-32	23	27
6.000%, 11-1-33	29	34
5.500%, 5-1-34	263	296
6.500%, 5-1-34	83	97
5.500%, 6-1-34	70	78
5.000%, 9-1-34	—*	—*
5.500%, 9-1-34	2	3
5.500%, 10-1-34	107	119
5.500%, 7-1-35	33	37
5.000%, 8-1-35	29	32
5.500%, 10-1-35	35	40
5.000%, 11-1-35	79	86
5.000%, 12-1-35	18	20
6.500%, 7-1-36	18	20
7.000%, 12-1-37	21	24
5.500%, 3-1-38	123	139
5.500%, 2-1-39	173	194
5.000%, 11-1-39	77	85
5.000%, 1-1-40	462	510
5.000%, 4-1-40	155	170
5.000%, 8-1-40	138	152
4.000%, 10-1-40	326	343
4.000%, 11-1-40	492	534
4.500%, 1-1-41	383	416
4.000%, 2-1-41	913	979
4.000%, 3-1-41	300	324
4.500%, 3-1-41	213	231
4.500%, 4-1-41	610	669
4.000%, 6-1-41	344	370
4.000%, 8-1-41	175	187
4.000%, 11-1-41	2,532	2,714
3.500%, 3-1-42	1,251	1,323
3.000%, 8-1-42	806	830
3.500%, 8-1-42	2,013	2,125
3.000%, 1-1-43	1,021	1,052
3.000%, 2-1-43	1,256	1,298
3.500%, 7-1-44	1,459	1,528
3.500%, 12-1-44	2,889	3,019

		156,190

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.0%		$156,190
(Cost: $154,304)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 17.0%
U.S. Treasury Bonds:
5.375%, 2-15-31(F)	4,940	6,625
3.000%, 2-15-48	13,563	15,229
3.000%, 2-15-49	14,191	15,991
2.875%, 5-15-49	10,350	11,395

U.S. Treasury Notes:
1.375%, 1-15-20	2,100	2,100
1.375%, 2-15-20	21,000	20,992
1.250%, 2-29-20(D)	10,500	10,493
1.375%, 4-30-20(D)	20,000	19,981
1.375%, 5-31-20	18,220	18,199
2.875%, 10-31-20	1,080	1,091
1.500%, 11-30-21	5,000	4,992
1.500%, 11-30-24(D)	19,055	18,882
2.500%, 1-31-25	4,265	4,428
1.625%, 11-30-26	14,818	14,613
1.750%, 11-15-29(D)	25,200	24,800

		189,811

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.0%		$189,811
(Cost: $186,126)

SHORT-TERM SECURITIES	Shares
Money Market Funds (H) - 6.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (G)	44,956	44,956
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	29,929	29,929

		74,885

TOTAL SHORT-TERM SECURITIES – 6.7%		$74,885
(Cost: $74,885)

TOTAL INVESTMENT SECURITIES – 105.4%		$1,178,217
(Cost: $1,152,072)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (5.4)%		(60,479)

NET ASSETS – 100.0%		$1,117,738

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $305,091 or 27.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(D)	All or a portion of securities with an aggregate value of $61,920 are on loan.
(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(F)	All or a portion of securities with an aggregate value of $1,911 have been pledged as collateral on open futures contracts.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at December 31, 2019.

The following futures contracts were outstanding at December 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	323	3-20-20	32,300	$(45,447)	$562
U.S. Treasury Ultra Long Bond	Short	68	3-20-20	6,800	(12,352)	411
U.S. 30-Year Treasury Bond	Long	551	3-31-20	55,100	85,904	(1,861)
U.S. 5-Year Treasury Note	Long	762	3-31-20	76,200	90,380	(341)

$118,485	$(1,229)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$163,383	$—
Corporate Debt Securities	—	412,830	—
Mortgage-Backed Securities	—	168,264	—
Municipal Bonds	—	12,854	—
United States Government Agency Obligations	—	156,190	—
United States Government Obligations	—	189,811	—
Short-Term Securities	74,885	—	—

Total	$74,885	$1,103,332	$—

Futures Contracts	$973	$—	$—

Liabilities
Futures Contracts	$2,202	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation
GTD = Guaranteed
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,152,072

Gross unrealized appreciation	30,483

Gross unrealized depreciation	(4,338)

Net unrealized appreciation	$26,145